OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Miscellaneous non-current liabilities [abstract]
Schedule of other non-current liabilities

	As at December 31, 2024	As at December 31, 2023
Deposit on Pascua-Lama silver sale agreement	$167	$162
Deposit on Pueblo Viejo gold and silver streaming agreement[1]	408	398
Long-term income tax payable	80	165
GoT shareholder loan	60	82
Pueblo Viejo JV partner shareholder loan	407	383
Provision for offsite remediation	36	34
Other	16	17
	$1,174	$1,241
[1]Revenues of $30 million were recognized in 2024 (2023: $36 million) through the draw-down of our streaming liabilities relating to a contract in place at Pueblo Viejo.